Borrowings (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Medium-term notes (note (11))	¥ 1,757,000	$ 255,545	¥ 1,757,000
Other Long-term Debt	4,911,181	714,302	4,875,277
Less: current portion	(2,357,324)	(342,859)	(2,197,985)
Total long-term debt and medium-term notes	738,353	107,389	707,820
Bank Borrowings Guaranteed By Related Parties [Member]
Other Long-term Debt	0	0	29,000
Bank Borrowings Secured By Multiple Assets [Member]
Other Long-term Debt	192,342	27,975	201,932
China Development Bank [Member] | Secured Loan [Member]
Other Long-term Debt	2,961,839	430,782	2,887,345
Less: current portion	¥ (4,114,324)	$ (598,404)	¥ (3,954,985)